Note 45 - Depreciation (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Depreciation And Amortisation Expense Line Items
Depreciation and amortization	€ 1,288,000,000	€ 1,386,000,000	€ 1,034,000,000
Tangible assets [Member]
Depreciation And Amortisation Expense Line Items
Depreciation and amortization	781,000,000	876,000,000	533,000,000
For Own Use Depreciable Assets [Member]
Depreciation And Amortisation Expense Line Items
Depreciation and amortization	453,000,000	523,000,000	529,000,000
Asset Use Right [Member]
Depreciation And Amortisation Expense Line Items
Depreciation and amortization	324,000,000	349,000,000
Investment Property [Member]
Depreciation And Amortisation Expense Line Items
Depreciation and amortization	3,000,000	3,000,000	5,000,000
Intangible Assets [Member]
Depreciation And Amortisation Expense Line Items
Depreciation and amortization	507,000,000	510,000,000	500,000,000
Total Member
Depreciation And Amortisation Expense Line Items
Depreciation and amortization	€ 1,288,000,000	€ 1,386,000,000	€ 1,034,000,000